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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

EX-99.302CERT

EX-99.906CERT

Item 1. Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

November 20, 2015

To Our Shareholders:

Enclosed is the Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2015.

Municipal bond interest rates fluctuated within a relatively narrow range during the year ending the year at rates similar to those at the beginning of the year. The year-end value of the Fund’s bond portfolio declined by $178,604.

The Board of Directors, on November 3, 2015, declared quarterly dividends totaling $67.40 per share for the year ending September 30, 2016. This amount is subject to revision in September 2016 based upon actual net investment income for the year. Dividends will be paid quarterly on the last business day of January and the first business day of May, August and November.

As you are aware, the Fund implemented a reverse stock split on May 5, 2015. The payment made to you for your fractional share will be reported on an IRS Form 1099-B. An IRS Form 1099-DIV will be issued to shareholders receiving $10 or more of tax-exempt dividends, reported as exempt-interest dividends, in 2015. Both of these IRS forms will be sent to you in January 2016 along with a tax reporting letter.

In July 2015, Grant Thornton LLP resigned as auditor of the Fund. The Board of Directors held a special meeting in August 2015 and appointed Sanville & Company located in Abington, Pennsylvania to serve as the Fund’s auditor and to perform tax services for the year that ended on September 30, 2015.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on Tuesday, December 15, 2015, at 3:00 p.m. at 27777 Franklin Road, Suite 1630, Southfield, Michigan, for the purpose of electing Directors and ratifying the selection of Sanville & Company as our auditor.

Mark Schlussel and Steve Milgrom serve as independent outside Directors with remuneration of $2,000 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $45,000 annually for certain accounting and administrative services and office space rental.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2015

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split. Net asset value information reported below reflects the effect of the split.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $856,743 compared with $896,962 last year. This $40,219 change was the result of a decrease of $13,989 in interest income and an increase of $26,230 in expenses, primarily in legal expenses.

As of September 30, 2015, the weighted average annual yield on the Fund’s portfolio was 4.46% based on cost and 4.30% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $25,815,978 at September 30, 2015, a decrease of $255,386 from September 30, 2014. The $255,386 decrease includes the amount paid for the fractional shares for the reverse stock split of $71,959. Municipal bond interest rates changed marginally at the end of the year from the rates at the beginning of the year.

The weighted average maturity was 13.2 years, a decrease from the prior year weighted average maturity of 13.8 years.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2015

Asset Allocation

Based on net asset value, the bond portfolio is allocated by state/territory as follows:

Other

During the year 16 bonds either matured or were called for total proceeds of $3,485,000. The Fund had a net realized capital loss of $5,899 from these 2014-15 transactions which is available to offset future realized capital gains.

Cash from these dispositions was reinvested in bonds maturing in nine to thirty years. Portfolio turnover was 13.7%.

KEYCO BOND FUND, INC.

Additional Information

September 30, 2015

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Financial Statements and Report of Independent

Registered Public Accounting Firm

September 30, 2015

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

September 30, 2015

	Principal		Fair
Long-Term State and Municipal Obligations — 98.6%	Amount	Cost	Value
Michigan — 24.9%
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$393,932	$387,724
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	496,085	502,760
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	397,832	397,644
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	493,745	501,160
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022 (Pre-refunded)	280,000	299,499	280,000
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	48,134	45,157
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	250,000	286,585
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	500,000	509,720
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	500,000	511,595
Michigan State University, General Revenue, Stepped Coupon, 3%, August 2045	500,000	500,000	502,420
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	437,848
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	800,000	816,296
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	518,242	536,119
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,177	712,374

			6,427,402

Alabama—1.5%
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured) (Pre-refunded)	180,000	176,477	188,543
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	191,184	202,108

			390,651

Arizona—2.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	259,830	278,177
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	370,244	394,103

			672,280

Keyco Bond Fund, Inc.

Portfolio Investments in Securities - Continued

September 30, 2015

	Principal		Fair
Long-Term State and Municipal Obligations—98.6%	Amount	Cost	Value
Colorado—2.9%
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	$170,000	$182,002	$181,494
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,118	31,753
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured) (Pre-refunded)	500,000	504,310	536,700

			749,947

District of Columbia—3.4%
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	453,775
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	400,000	421,104

			874,879

Florida—5.8%
Collier County, Florida, School Board, Certificates of Participation, 4.625%, February 2026 (AGM insured) (Pre-refunded)	425,000	441,516	431,893
Florida State, Board of Education, Public Education, Capital Outlay, Series C, 4.75%, June 2034	500,000	524,045	531,855
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)(Pre-refunded)	500,000	500,000	521,015

			1,484,763

Georgia—3.1%
Georgia State Housing and Finance Authority, 3.5%, December 2030	300,000	300,000	295,473
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	500,000	506,485

			801,958

Hawaii—4.7%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)(Pre-refunded)	350,000	368,816	362,397
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	250,000	262,700	276,308
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	562,450

			1,201,155

Illinois—8.0%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	478,892
Illinois Finance Authority, 4%, October 2033	250,000	264,762	261,375
Southern Illinois University Revenue, 5%, April 2026 (National insured) (Pre-refunded)	750,000	798,225	767,842
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	550,575

			2,058,684

Indiana- 5.9%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	510,989
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	1,009,622

			1,520,611

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

September 30, 2015

	Principal		Fair
Long-Term State and Municipal Obligations—98.6%	Amount	Cost	Value
Maine—0.7%
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	$175,000	$175,000	$183,787

Massachusetts—3.1%
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	531,910	549,430
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	250,000	248,675

			798,105

Nebraska—1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	251,740	260,788

Nevada—2.3%
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	324,111	314,715
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	264,687	268,760

			583,475

New Jersey—1.0%
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	245,000	227,002	263,890

New York—2.9%
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028 (Pre-refunded)	500,000	494,450	565,610
New York State Mortgage Agency, 3.1%, April 2028	200,000	200,000	196,194

			761,804

North Dakota—0.5%
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	30,000	30,000	30,000
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 2025	100,000	100,000	99,797

			129,797

Pennsylvania—4.2%
Pennsylvania State, Series 1, 4%, June 2033	550,000	582,725	569,184
Pennsylvania State, Second Series, 4%, August 2035	500,000	500,000	515,620

			1,084,804

Puerto Rico—2.3%
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	560,232	606,838

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

September 30, 2015

	Principal		Fair
Long-Term State and Municipal Obligations—98.6%	Amount	Cost	Value
Texas—7.8%
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	$400,000	$421,720	$444,116
Crosby, Texas, Independent School District, 5%, February 2043	250,000	263,495	284,212
Prosper, Texas, 4%, February 2035	265,000	266,664	272,926
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	56,789	59,962
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	583,380	603,392
University of Houston, Texas, Revenue, 3%, February 2028	340,000	339,990	340,993

			2,005,601

Utah—1.8%
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030 (Pre-refunded)	400,000	399,968	457,984

Virginia—2.1%
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	265,580	280,205
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	250,000	269,068

			549,273

Washington—6.1%
University of Washington, Revenue, 4.5%, April 2035	330,000	310,421	358,010
Washington State, Series C, 5%, January 2032 (National FGIC insured) (Pre-refunded)	365,000	375,191	385,867
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	317,739
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	252,374	243,317
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	264,743	281,352

			1,586,285

Total long-term state and municipal obligations—98.6%		24,566,620	25,454,761
Money Market Fund—0.7%
Goldman Sachs Financial Square Tax-Free Money Market, 0.00%*	179,239	179,239	179,239

Total investments—99.3%		$24,745,859	25,634,000

Other assets less liabilities, net—0.7%			181,978

Net assets (100%)			$25,815,978

* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

September 30, 2015

Assets
Investments in securities, at fair value (cost $24,566,620)	$25,454,761
Money market fund (cost $179,239)	179,239
Cash	25,197
Interest receivable	360,065

Total assets	26,019,262

Liabilities
Accounts payable	4,707
Capital shares redeemed	13,966
Dividends payable	184,611

Total liabilities	203,284

Net Assets	$25,815,978

Net Assets consist of:
Capital stock, $2.04 par value; 29,411 shares authorized; 12,390 shares issued and outstanding	$25,276
Additional paid-in capital	728,728
Retained earnings prior to July 1, 1979	24,024,284
Accumulated undistributed net investment income	233,152
Accumulated net realized loss from investments	(83,603)
Net unrealized appreciation of investments	888,141

Net Assets	$25,815,978

Net Asset Value per share ($25,815,978 / 12,390 shares outstanding)	$2,083.61

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Year Ended September 30, 2015

Interest income		$994,804
Expenses
Legal and accounting (Note 5)	$102,196
Custodial fee	17,500
Directors’ fees	12,000
Miscellaneous	6,365

Total expenses		138,061

Net investment income		856,743
Realized and unrealized gain (loss) on investments
Realized loss on investments		(5,899)
Net change in unrealized appreciation of investments		(178,604)

Net realized and unrealized gain (loss) on investments		(184,503)

Net increase in net assets resulting from operations		$672,240

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

For the Years Ended September 30,

	2015	2014
Increase (decrease) in net assets from operations
Net investment income	$856,743	$896,962
Net realized loss on investments	(5,899)	(76,562)
Changes in unrealized appreciation (depreciation) of investments	(178,604)	904,655

Net increase in net assets resulting from operations	672,240	1,725,055
Distributions to shareholders
From net investment income	(855,667)	(887,102)
From net realized capital gains	—	(1,142)

Total distributions to shareholders	(855,667)	(888,244)

Capital share transactions (Note 7)	(71,959)	—

Total increase (decrease) in net assets	(255,386)	836,811
Net Assets
Beginning of year	26,071,364	25,234,553

End of year (including undistributed net investment income of $233,152 and $232,745, respectively)	$25,815,978	$26,071,364

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	For the years ended September 30,
	2015 (b)	2014 (b)	2013 (b)	2012 (b)	2011 (b)
Per share operating performance
Net asset value, beginning of period	$2,098.45	$2,031.10	$2,142.52	$2,081.40	$2,105.53
Net investment income	69.14	72.19	69.64	74.64	85.72
Net realized and unrealized gain (loss) on investments	(14.92)	66.65	(111.40)	63.34	(23.35)

Total from investment operations	54.22	138.84	(41.76)	137.98	62.37

Less distributions from
Net investment income	(69.06)	(71.40)	(69.36)	(74.46)	(85.68)
Net realized gain on investments	(0.00)	(0.09)	(0.30)	(2.40)	(0.82)

Total distributions	(69.06)	(71.49)	(69.66)	(76.86)	(86.50)

Net asset value, end of period	$2,083.61	$2,098.45	$2,031.10	$2,142.52	$2,081.40

Total return per share net asset value (a)	2.6%	6.8%	(2.0%)	6.6%	3.0%
Ratios and supplemental data
Net assets, end of period (in 000s)	$25,816	$26,071	$25,235	$26,619	$25,860
Ratio of net investment income to average net assets	3.3%	3.5%	3.3%	3.5%	4.2%
Ratio of expenses to average net assets	0.5%	0.4%	0.5%	0.4%	0.4%
Portfolio turnover rate	13.7%	12.9%	14.8%	13.2%	7.6%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value excluding reinvestment of dividends. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.
(b)	On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split. Net asset value and per share information through May 4, 2015 have been updated to reflect the effect of the split. Shareholders received one share for every 102 shares owned and the net asset value per share increased accordingly.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

September 30, 2015

1.	Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

•	Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2015

2.	Significant Accounting Policies – Continued

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Financial Instruments—Assets
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations**	$—	$25,454,761	$—	$25,454,761
Money market fund	179,239	—	—	179,239

Total	$179,239	$25,454,761	$—	$25,634,000

The Fund did not hold any Level 3 assets during the year ended September 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

**	Refer to Portfolio of Investments in Securities for nature and risk of municipal bonds held by the Fund.

Income Taxes

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2015

2.	Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of September 30, 2015, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Gross unrealized appreciation	$1,009,553
Gross unrealized depreciation	(121,412)

Net unrealized appreciation		$888,141
Accumulated undistributed net investment income		233,152
Post-October capital losses, deferred to next fiscal year		(11,928)
Long-term capital loss carryforward		(71,675)

Total distributable earnings.		$1,037,690

The capital losses shown above differ from corresponding accumulated net realized loss amounts reported in the Statement of Assets and Liabilities due to the deferral of post-October capital losses. Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains. The capital loss carryforward at September 30, 2015 qualifies to be carried forward for an unlimited period.

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2015	2014
Tax-exempt income	$855,667	$887,081
Ordinary income	—	21
Long-term capital gains	—	1,142

	$855,667	$888,244

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012, or its predecessor tax, the Michigan Business Tax, which was in effect from January 1, 2008 until January 1, 2012.

The Fund’s management has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2015

2.	Significant Accounting Policies – Continued

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,479,396 and $3,485,000, respectively for the year ended September 30, 2015.

4.	Portfolio Management

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Legal and accounting expenses incurred include $45,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

6.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

7.	Capital Share Transactions

The Fund is authorized to issue 29,411 shares of capital stock. The total par value, paid in capital and retained earnings prior to July 1, 1979 as of September 30, 2015, were $24,778,288. Transactions in capital for the year ended September 30, 2015 were as follows:

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2015

7.	Capital Share Transactions – Continued

Shares redeemed	34
Total amount paid for shares redeemed	$71,959

8.	Reverse Stock Split

On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split for its capital shares. The Fund also amended its Articles of Incorporation to reduce its authorized capital stock by the 1 for 102 reverse stock split ratio on the same date. The net effect of the reverse stock split was to decrease the number of outstanding shares and increase the net asset value per share by a proportionate amount. Other than the redemption of a shareholder’s fractional share, the reverse stock split did not impact the overall value of a shareholder’s investment in the Fund. Per share and net asset value data in the Financial Highlights tables have been restated to reflect the reverse stock split.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

    of the Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Keyco Bond Fund, Inc. (“the Fund”), including the portfolio of investments in securities, as of September 30, 2015 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. The statement of changes in net assets for the year ended September 30, 2014 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated November 14, 2014 contained an unmodified opinion on this financial statement and financial highlights. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Keyco Bond Fund, Inc., as of September 30, 2015, the results of its operations for the year then ended, changes in net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Sanville & Company

Abington, Pennsylvania

November 3, 2015

Item 2. Code of Ethics.

As of September 30, 2015, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant’s Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

There have been no amendments to the registrant’s code of ethics during the past year. No waivers have been granted under a provision of the code of ethics during the past year.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an “audit committee financial expert” as defined in the instructions to this Form N-CSR.

Although each member of the registrant’s Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant’s Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s Board of Directors, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

Item 4. Principal Accountant Fees and Services.

Information is contained under the caption “Fees of Independent Registered Public Accountants” in the registrant’s Proxy Statement dated November 20, 2015 and is incorporated herein by reference.

The registrant’s Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

Item 5. Audit Committee of Listed Registrant.

The registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund’s portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

Registered investment companies	None
Other pooled investment vehicles	None

Other accounts:

Mr. Tauber is managing officer of several limited liability companies which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies is not available because most of the investments held by these entities do not have readily available market values.

Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies.

Conflicts of Interest: While it is possible for a limited liability company of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber and the accounts over which he has signature authority to review the transactions and holdings for possible conflicts of interest.

Compensation: Mr. Tauber receives no compensation for his services to the registrant.

Valuation of Ownership: The value of the registrant’s shares beneficially owned by Mr. Tauber is over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

KEYCO BOND FUND, INC.

DIRECTORS AND OFFICERS

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director
DISINTERESTED DIRECTORS

Mark E. Schlussel, 74	Director	One year term Director since 1979	Partner in the firm Schlussel & Schefman, attorneys since April 2004.

Steve Milgrom, 60	Director	One-year term Director since 2014	Solo practitioner of law with Law Offices of Steve Milgrom focusing on federal income taxation and real estate matters since 2009.

INTERESTED DIRECTORS AND OFFICERS

Thomas E. Purther, 50	Director, Secretary	One year term Director since 1994	Chairman and CEO of Cambridge Investors, LLC, real estate acquisition and private equity firm since June 2000; Manager and Member of Cambridge Fitness, LLC, an operator of fitness centers in Michigan and Ohio since October 2010; CEO of Paramount Bancorp, Inc., a bank holding company, and Chairman of its subsidiary Paramount Bank, a commercial bank (Farmington Hills, MI) from February 1998 to December 2010. The Michigan Office of Financial and Insurance Regulation closed Paramount Bank on December 10, 2010 and placed it into receivership with the Federal Deposit Insurance Corporation (FDIC).

Ellen T. Horing, 52	Director, Treasurer	One year term Director since 1995	Portfolio manager of Highgate Partners, L.P., an investment partnership since January 1993; portfolio advisor and partner, Stamos Capital (formerly Sterling Stamos Capital Management, LP and SP Capital Management, LP) January 2003 to December 2004 and reduced interest limited partner in Stamos Capital from December 2004 to July 2007.

DIRECTORS AND OFFICERS - continued

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director
Michael Pullman, 31	Director	One year term Director since 2009	Principal at Scenic Investments Colorado Fitness, LLC from July 2011 to present; acquisitions associate (previously acquisitions analyst) for DLC Management from July 2006 to July 2011.

Joel D. Tauber, 80	President	One year term President since October 1995	Manufacturing executive, business consultant and investor since prior to 1999; Chairman of the Board of Directors of KCL Management Corp. since December 2005; Co-Manager of NK Management, LLC since January 2009.

Each director and officer is elected for a one-year term. The address for each director and officer is care of the Company at 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: November 20, 2015

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.